TAXATION (Tables)	6 Months Ended
Dec. 31, 2021
TAXATION
Schedule of current tax

	12/31/2021	12/31/2020
Current tax expense	(11,916,178)	(6,716,736)
Deferred tax	5,179,763	875,283
Total	(6,736,415)	(5,841,453)

Schedule of deferred tax assets and liabilities

	12/31/2021	12/31/2020
Beginning of the period deferred tax	(22,421,125)	(14,164,930)
Charge of the period	5,179,763	875,283
Charge to OCI	1,326,453	35,204
Conversion difference	(2,993,421)	(145,175)
Total net deferred tax	(18,908,330)	(13,399,618)

Schedule of reconciliation of the statutory tax rate to the effective tax rate

	12/31/2021	12/31/2020
Earning before income tax-rate	14,340,137	1,270,149
Income tax expense by applying tax rate in force in the respective countries	(7,314,555)	(4,007,409)
Share of profit or loss of subsidiaries, joint ventures and associates	269,138	100,552
Stock options charge	(180,523)	(29,199)
Rate change adjustment	—	(163,269)
Non-deductible expenses	(315,241)	(295,416)
Representation expenses	(3,039)	(10,972)
Foreign investment coverage	140,720	248,743
Tax inflation adjustment	1,097,315	(1,197,624)
Result of inflation effect on monetary items and other finance results	(479,093)	(457,537)
Others	48,863	(29,322)
Income tax expenses	(6,736,415)	(5,841,453)